Fair Value Measurement (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents:
Cash equivalents	$ 38,692,871	$ 66,151,439	$ 85,734,048	$ 32,538,513
Short-term investments:
Held-to-maturity securities		14,837,949
Short-term investments:
Available-for-sale securities	532,912	1,605,882
Total assets measured at fair value	532,912	1,605,882
Quoted prices in active markets for identical assets (Level 1) [Member]
Cash and cash equivalents:
Cash equivalents	38,692,871	66,151,439
Short-term investments:
Held-to-maturity securities
Short-term investments:
Available-for-sale securities
Total assets measured at fair value
Significant other observable inputs (Level 2) [Member]
Cash and cash equivalents:
Cash equivalents
Short-term investments:
Held-to-maturity securities		14,837,949
Short-term investments:
Available-for-sale securities	532,912	1,605,882
Total assets measured at fair value	532,912	1,605,882
Significant unobservable inputs (Level 3) [Member]
Cash and cash equivalents:
Cash equivalents
Short-term investments:
Held-to-maturity securities
Short-term investments:
Available-for-sale securities
Total assets measured at fair value